Net Loss Per Share - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (4,493)	$ (12,106)	$ (8,392)	$ (7,914)	$ (16,599)	$ (16,306)	$ (51,972)	$ (14,095)
Net loss attributable to common stockholders – basic and diluted	$ (4,493)		$ (8,392)		$ (16,599)	$ (16,306)	$ (51,972)	$ (14,095)
Denominator:
Weighted-average common stock outstanding – basic and diluted	14,485,746		11,193,065	11,193,065	14,214,543	10,913,053	11,461,011	8,985,710
Net loss per share attributable to common stockholders – basic and diluted	$ (0.31)		$ (0.75)	$ (0.75)	$ (1.17)	$ (1.49)	$ (4.53)	$ (1.57)